STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY

NOTE 3 – STOCKHOLDERS' EQUITY

Stock Awards

During the year ended December 31, 2018 and as of June 30, 2019, respectively, we issued a 75,000 share stock grant to a contractor during the three months ended June 30, 2019.

Stock Options

During the three month period ended June 30, 2019 the Company issued 11,252 options to purchase the Company’s common stock at a price of $5.49 to our non-executive directors. Each of our four non-executive directors received 2,813 options that vest 1/4th quarterly over the next year with an expiration date of April 15, 2026. The options were valued using the Black Scholes option pricing model at a total of $60,000 based on the seven year term, implied volatility of 102% and a risk free equivalent yield of 2.46%, stock price of $5.49.

On March 27, 2019, 685,000 common stock options having an exercise price of $3.42 per share with an option value as of the grant date of $1,513,137 calculated using the Black-Scholes option pricing model were granted to several employees and members of our management team. This expense associated with this option award will be recognized in operating expenses ratably over the vesting period.

The expected option life assumption is estimated based on the simplified method. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options to calculate the expected option term. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of our employee stock options. In April 2019, the Company amended its expected volatility assumption from using exclusively a historical volatility. The Company calculates its expected volatility assumption based on a its historical and implied volatilities over the expected life of the stock-based award. We do not anticipate paying dividends on the common stock in the foreseeable future.

We recognize stock-based compensation expense over the vesting period using the straight-line single option method. Stock-based compensation expense is recognized only for those awards that vest. We account for the forfeitures of unvested awards as they occur.

Total stock-based compensation expense for the three month period ended June 30, 2019 and 2018 was $326,000 and $996,000, respectively. Total stock-based compensation expense for the six month period ended June 30, 2019 and 2018 was $466,000 and $1,162,000, respectively. The expense is included in its entirety within General, selling and administrative expenses.

Transactions involving our stock options for the year to date period ending June 30, 2019 are summarized as follows:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term ( Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	547,662	$5.27	2.7	$—
Granted (weighted-average fair value of $2.21 per share)	696,252	3.45	3.0	842,465
Exercised	—	—	—	—
Forfeited	(2,400)	13.50	—	—
Outstanding — June 30, 2019	1,241,514	4.24	2.3	521,436
Vested (exercisable) — June 30, 2019	348,933	6.15	2.3	—
Expected to vest after June 30, 2019 (unexercisable)	892,581	$3.49	2.3	$1,044,320

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on June 28, 2019, which was $4.66 per share

Warrants

On May 13, 2019 the Company entered into a consulting agreement with a contractor for services related to BIGtoken. The agreement provides for 300,000 warrants with vesting conditions based on BIGtoken user growth in Asia.  The warrants were valued using the Black Scholes option pricing model at a total of $1,138,332 based on the five-year term, implied volatility of 101%, a risk free equivalent yield of 1.8% and stock price of $4.99.

We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Our outstanding warrants expire on varying dates through November 2021. A summary of warrant activity is as follows:

Transactions involving our stock warrants for the year to date period ended June 30, 2019 include the following:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	4,325,423	$3.77	2.9	$3,849,626
Granted	399,610	4.81	5.0	—
Exercised	(328,667)	3.49	0.3	384,540
Forfeited	—		—	—
Outstanding — June 30, 2019	4,396,366	3.90	2.7	3,341,238
Vested (exercisable) — June 30, 2019	4,096,366	3.83	2.6	3,399,984
Expected to vest after June 30, 2019 (unexercisable)	300,000	$5.00	4.8	$—

The fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

Expected life (years)	1 - 7
Risk-free interest rate	1.31% - 2.3%
Volatility	100% - 167%
Dividend yield	0%

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on June 28, 2019, which was $4.66 per share.

Total intrinsic value of warrants exercised during the three and six months ended June 30, 2019 was $345,776.

Loss per share

As the Company incurred a net loss during the six months ended June 30, 2019, and during the three months ended June 30, 2019, the loss and diluted loss per common share are based on the weighted-average common shares outstanding during the period, accordingly the company had no dilutive securities during the three and six months ended June 30, 2019 and 2018. The following outstanding instruments could have a dilutive effect in the future:

	June 30, 2019	June 30 2018
	(unaudited)	(unaudited)
Warrants	4,396,366	2,196,700
Stock options	1,241,514	370,600
Total	5,637,880	2,567,300

The following transactions during the three and six months ended June 30, 2019 impacted the shares outstanding:

•

1,687,825 shares of common stock in a registered direct offering in April 2019.

•

328,667 shares from the exercise of warrants

•

200,000 shares in a private placement of shares

The following transactions during the three and six months ended June 30, 2018 impacted the shares outstanding:

•

61,482 share from the exercise of warrants

•

150,000 shares issued to a contractor for services

•

29,223 shares as compensation to employees and directors

NOTE 6 – STOCKHOLDERS' EQUITY

Preferred Stock

We are authorized to issue 50,000,000 of preferred stock, par value $0.001, of which 200,000 shares were designated as Series 1 Preferred Stock. Our board of directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series. The rights, preferences, limitations and restrictions of different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions and other matters. Our board of directors may authorize the issuance of preferred stock, which ranks senior to our common stock for the payment of dividends and the distribution of assets on liquidation. In addition, our board of directors can fix limitations and restrictions, if any, upon the payment of dividends on both classes of our common stock to be effective while any shares of preferred stock are outstanding.

Common Stock

We are authorized to issue an aggregate of 259,000,000 shares of common stock. Our certificate of incorporation provides that we will have two classes of common stock: Class A common stock (authorized 250,000,000 shares, par value $0.001), which has one vote per share, and Class B common stock (authorized 9,000,000 shares, par value $0.001), which has ten votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Otherwise the rights of the two classes of common stock are identical. There were no shares of Class B common stock outstanding at December 31, 2018 or 2017, respectively.

On January 4, 2017, we sold an aggregate of: (i) 761,905 shares of Class A common stock; and (ii) five-year Series B Warrants representing the right to acquire up an additional 380,953 shares of our Class A common stock at an exercise price of $7.00 per share. The shares of our Class A common stock and the Series B Warrants were sold in a registered direct offering and we received gross proceeds of $3,980,001. Simultaneously we conducted a private placement with the same investors for no additional consideration of Series A Warrants representing the right to acquire up to an additional 380,953 shares of our Class A common stock at an exercise price of $6.70 per share. The Series A Warrants are exercisable for five years commencing 6 months from the date of closing. The exercise price of the Series A Warrants is subject to full ratchet adjustment in certain circumstances, subject to a floor price of $1.20 per share. The adjustment provisions under the terms of the Series A Warrants will be extinguished at such time as our Class A common stock trades at or above $10.00 per share for 20 consecutive trading days, subject to the satisfaction of certain equity conditions. In addition, if there is no effective registration statement covering the shares issuable upon the exercise of the Series A Warrants, the warrants are exercisable on a cashless basis. If we fail to timely deliver the shares underlying the warrants, we will be subject to certain buy-in provisions. As a result of the sale of the debentures in April 2017, the exercise price of the Series A Warrants issued to investors in our January 2017 private offering were reset to $2.245 per share.

Beginning 100 days after the issuance date of the Series B Warrants, at any time the market price of our Class A common stock is less than $5.25 per share, the holders had the right to exercise the Series B Warrants on a cashless basis for shares of our Class A common stock calculated pursuant to a formula set forth in the Series B Warrants. We had the right, in lieu of delivery of such shares of our Class A common stock, to pay the holder of the Series B Warrants being exercised on a cashless basis, a specified amount in cash, with a maximum cash payment of $2,500,000. The holders of the Series B Warrants exercised their right in April 2017 and we repurchased the Series B Warrants for $2,500,000.

Pursuant to an engagement letter dated December 29, 2016 by and between the Company and Chardan Capital Markets, Chardan Capital agreed to act as the Company’s placement agent in connection with both the registered direct offering and a concurrent private placement. Pursuant to the agreement, the Company paid Chardan Capital a cash fee equal to $160,000 (4% of the gross proceeds), as well as reimbursement of its expenses related to the offering in the amount of $15,000. In addition, the Company granted Chardan Capital a warrant to purchase 76,190 shares of Class A common. The warrants have an exercise price of $6.50 per share and are exercisable for 5.5 years commencing nine months from the issuance date. The shares underlying the warrants were included in a resale registration statement that was declared effective by the SEC in September 2017.

The net proceeds to the Company from the offering, after deducting placement agent fees and estimated offering expenses, were $3,830,000. The proceeds of the offering were used to satisfy the outstanding notes issued under the terms of the financing agreement. In connection with the January 2017 capital raise, Victory Park Management, LLC agreed not to exercise the put right prior to May 20, 2017. Victory Park Management, LLC exercised the put right on May 22, 2017. On October 27, 2017, the Company satisfied this obligation in full utilizing a portion of net proceeds from a second debenture financing.

The Class A shares of common stock and Series B warrants were sold and issued pursuant to the Prospectus Supplement, dated January 4, 2017, to the Prospectus included in the Company’s Registration Statement on Form S-3 (Registration No. 333-214644) filed with the SEC on November 16, 2016 and declared effective on November 28, 2016.

In January 2017, in connection with an advisory agreement with kathy ireland Worldwide LLC ("kiWW"), the Company issued affiliates and designees of kiWW 100,000 shares of its Class A common stock valued at $678,000.

In January 2017, we issued 3,858 shares of our Class A common stock valued at $12,500 to Mr. Derek J. Ferguson upon his appointment to our board of directors and the audit committee of the board. He is an accredited investor and the issuance was exempt from registration under the Securities Act pursuant to an exemption provided by Section 4(a)(2) of that act.

In February 2017, the Company issued Mr. Steven Antebi 150,000 shares of our Class A common stock valued at $540,000 as compensation for services under the terms of a consulting agreement. He is a principal stockholder of the Company.

In March 2017, we issued 51,667 shares of Class A common stock for vested stock awards.

In March 2017, we issued 6,510 shares of our Class A common stock valued at $12,500 to Mr. Robert Jordan upon his appointment to our board of directors and the audit committee of the board. He is an accredited investor and the issuance was exempt from registration under the Securities Act pursuant to an exemption provided by Section 4(a)(2) of that act.

In August 2017, we issued 200,000 shares in conjunction with our acquisition of certain intellectual property assets from Leapfrog Media Trading, Inc.

On September 15, 2017, the Company entered an Investor Relations and Consulting Agreement. The Company engaged the consultant to provide certain consulting services on behalf of the Company. Under the terms of this agreement, which expired on December 15, 2017, the Company engaged consultant to provide a variety of advisory and consulting services to the Company, including introducing the Company to potential sources of media, marketing agreement(s) and/or other strategic alliances which may benefit the Company in the performance of implementing its business plan(s), including but not limited to radio and television media spots; various media publications; and internet podcasts. As compensation for such services, the Company issued consultant 75,000 shares of its Class A common stock, valued at $97,500, on September 15, 2017.

Between September 2017 and January 2018, we issued an aggregate of 225,000 shares of Class A common stock valued at $1,137,650 as consideration for media and marketing services.

In October 2017, we issued 70,409 shares of our Class A common stock to Joseph P. Hannan, our former chief financial officer, pursuant to his October 2017 employment agreement. The shares were issued pursuant to our 2016 equity compensation plan.

In October 2017, we entered into securities purchase agreements to sell an aggregate of $5,180,158 of our 12.5% secured convertible debentures and issued 863,365 Series A common stock purchase warrants. The debentures are convertible into shares of our Class A common stock at $3.00 per share, subject to adjustment, and contain anti-dilution protection for subsequent financings and have a conversion price floor of $1.40 per share (pursuant to shareholder vote approving the offering that occurred on December 29, 2017). The warrants have an exercise price of $3.00 per share, subject to adjustment and contain anti-dilution protection for subsequent financings and have an exercise price floor of $1.40 per share. In connection with the offering we issued Chardan Capital Markets 160,000 placement agent warrants, of which: (i) 129,176 have an exercise price of $3.75 and (ii) 54,161 have an exercise price of $4.49 (. We also issued Aspenwood Capital 23,337 placement agent warrants with an exercise price of $3.75. All placement agent warrants have a term of five and a half years (exercisable beginning 6 months after issuance).

In October 2017, certain debenture holders converted an aggregate of $655,000 of debentures into 218,334 shares of Class A common stock.

In October 2017, 83,334 Series A common stock purchase warrants were exercised at a price of $3.00 per share, resulting in gross proceeds to the Company of $250,002.

In January 2018, we issued Colleen DiClaudio, a board member, 7,813 Class A common shares valued at $10,000 as payment for 2017 services on our board of directors. The shares were issued from our 2016 equity compensation plan.

In January 2018, we issued Hardy Thomas, a former board member, 7,195 Class A common shares valued at $10,000 as payment for 2017 services on our board of directors. The shares were issued from our 2016 equity compensation plan.

In January 2018, we issued Marc Savas and Malcolm CasSelle each 3,774 Class A common shares valued at $10,000 as payment for their respective 2017 service on our board of directors. The shares were issued from our 2016 equity compensation plan.

In January 2018, we issued a consultant an additional 150,000 shares for media consulting services. In August 2018, we issued the consultant an additional 150,000 shares pursuant to this same agreement.

In March 2018, we issued 6,667 shares of Class A common stock to one employee for vested stock awards.

In March 2018, 122,950 shares of Class A common stock were awarded to one employee for sales performance achievement pursuant to our 2016 equity compensation plan.

In July 2018, 16,667 Series A common stock purchase warrants were exercised at a price of $3.00 per share, resulting in gross proceeds to the Company of $50,000.

In August 2018, we issued William Packer 3,774 shares of Class A common shares valued at $10,000 as payment for 2017 services on our board of directors. The shares were issued from our 2016 equity compensation plan.

In June 2018, we issued 44,815 Series A common stock purchase warrants at an exercise price of $2.245 per share, on a cashless basis.

In September 2018, one investor in the Company’s October 2017 debenture financing exercised 16,667 Series A common stock purchase warrants were exercised at a price of $3.00 per share, resulting in gross proceeds to the Company of $50,000.

In September 2018, we issued 100,000 shares of our Class A common stock for legal services rendered.

In September 2018, we issued 50,000 shares of our Class A common stock to Joseph P. Hannan, our former chief financial officer, pursuant to his October 2017 employment agreement. The shares were issued pursuant to our 2016 equity compensation plan, and subject to vesting at issue.

In September 2018, we issued 3,334 shares of Class A common stock to one employee for vested stock awards.

During September 30, 2018, certain debenture holders converted an aggregate of $300,000 in principal into 100,000 shares of the Company’s Class A common stock.

On August 6, 2018, we repurchased 514,000 shares of our Class A common stock from Erin DeRuggiero as contracted under the terms of her separation agreement with the Company.

In October 2018, 50,000 shares of our Class A common stock were retired in lieu of cash tax withholding from a vesting on shares previously issued to Joseph P. Hannan, our former chief financial officer.

In October 2018, 23,800 shares of our Class A common stock were retired in lieu of cash tax withholding from a vesting on shares previously issued to Joseph P. Hannan, our former chief financial officer.

Stock Awards

During the years ended December 31, 2018 and December 31, 2017, respectively, there were no new grants of restricted stock awards made nor were any previously issued grants forfeited.

Stock Options and Warrants

During the years ended December 31, 2018 and December 31, 2017, respectively, there were no new grants of restricted stock awards made nor were any previously issued grants forfeited.

Stock Options and Warrants

In October 2016, we granted an aggregate of 146,000 stock options to three employees. The options will vest over three years. The options have an exercise price of $7.50 per share and a term of five years. These options had a grant date fair value of $4.98 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 1.125%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 112%; and (4) an expected life of the options of 5 years.

During the years ended December 31, 2018 and 2017, we recorded compensation expense of $667,749 and $992,732, respectively, related to stock based compensation. During the years ended December 31, 2018 and 2017, 72,498 and 161,500 options were forfeited, respectively.

On September 19, 2016, the Company extended the expiration date of common stock purchase warrants issued and sold in 2013 to purchase an aggregate of 642,000 shares of its Class A common stock at an exercise price of $5.00 per share from between October 8, 2016 and November 6, 2016 to March 31, 2017, for which, the Company applied ASC 718-20-35-3 modification of equity-classified contracts and therefore the incremental fair value from the modification (the change in the fair value of the instrument before and after the modification) of $274,634 is recognized as an expense in the consolidated statements of operations to the extent the modified instrument has a higher fair value.

On November 16, 2016, the Company entered an Investor Relations and Consulting Agreement (“Consulting Agreement”) with Market Street Investor Relations, LLC (“Consultant”). The Company engaged the Consultant to provide certain investor relations and public relations services on behalf of the Company as are more fully described in the Consulting Agreement. The term of the Consulting Agreement is for a period of six-months from the effective date and may be extended for an additional six-month term. In lieu of cash payments for the services rendered by the Consultant, the Company issued the Consultant a three year Class A common stock purchase warrant to purchase 400,000 shares of the Company’s Class A common stock at an exercise price of $7.50 per share. The warrants vest based on specific milestones described within the Consulting Agreement. The value of the warrants at the date of grant was $1,390,264. At the direction of the Consultant, a warrant to purchase 200,000 shares was issued to the Consultant and a warrant to purchase 200,000 shares was issued to Steve Antebi (a principal stockholder in the Company). The Company also advanced the Consultant $100,000 on the effective date to cover anticipated expenses regarding the services to be performed by the Consultant. The Company is recognizing the value of the services rendered over the term of the Consulting Agreement.

During the years ended December 31, 2018 and December 31, 2017, respectively, an aggregate of  226,402 and 1,223,874 common stock purchase warrants, having exercise prices of between $5.00 and $10.00, per share, expired.

On January 24, 2018, 176,400 common stock purchase warrants, having exercise prices of $7.50, per share, expired.

On September 11, 2018, 250,000 common stock purchase warrants, having an exercise price of $4.20 per share with an option value as of the grant date of $488,106 calculated using the black-scholes option pricing model were granted to Joseph P. Hannan, our former chief financial officer. The options vested one third annually and expire three years after the vesting date. Upon Mr. Hannan’s termination in December of 2018, 229,166 option terminated.

On December 16, 2018, 100,000 common stock purchase warrants, having an exercise price of $2.56 per share with an option value as of the grant date of $220,832 calculated using the black-scholes option pricing model were granted to Michael Malone, our chief financial officer. This expense associated with this option award will be recognized in operating expenses ratably over the vesting period.

Big Token, Inc. [Member]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS' EQUITY

The Company was formed as a wholly owned subsidiary of SRAX, Inc, on December 14, 2017.

The company is authorized to issue 398,000,000 shares of Preferred Stock, par value $0.001 per share, of which no shares were issued or outstanding at December 31, 2018 and 2017. The company is authorized to issue 1,000,000 shares of Class A Common Stock, par value $0.001 per share, of which no shares were issued or outstanding at December 31 2018 and 2017. The company is authorized to issue 1,000,000 shares of Class B Common Stock, par value $0.001 per share, of which 1,000,000 shares were issued and outstanding at December 31, 2018 and 2017.

At formation, the Company issued 1,000,000 Class B common shares to its parent.

BIGToken Preferred Tracking Stock

The Company has authorized the issuance of up to 20,000,000 shares of Non-Voting Preferred Tracking Stock. The Board of Directors shall have the power to increase such number of shares of Non-Voting Preferred Tracking Stock in its sole discretion. The Non-Voting Preferred Tracking Stock has a par value of $0.001 per share and a stated value equal to $0.20, subject to increase as more fully described in the Company’s Certificate of Designation of BIGToken Preferred Tracking Stock (“COD”).

The Board of Directors may declare dividends exclusively to the Common Stock holders or Non-Voting Preferred Tracking Stock Holders, or any other class of capital stock or in such equal or unequal amounts as may be determined by the Board of Directors.

Redemption/Exchange of Preferred Tracking Stock by the Company

Redemption for Cash at the Election of SRAX -- At any time after the six (6) month anniversary of each Non-Voting Preferred Tracking Stock, but at least ten (10) trading days prior to the optional redemption date (the last business day of each calendar quarter), SRAX may provide a notice to each holder of its election to redeem some or all of the then outstanding shares of Non-Voting Preferred Tracking Stock at the next occurring last day of a calendar quarter for an amount equal to (i) the market value of BIGToken Group multiplied by the Allocation Percentage, divided by (ii) the total number of issued and outstanding shares of the Preferred Tracking Stock.

Redemption for Securities of BIGToken Subsidiary -- Provided that the BIGToken Group is held by a wholly owned subsidiary of SRAX, SRAX may redeem all of the outstanding shares of Non-Voting Preferred Tracking Stock for shares of common stock of such subsidiary, provided that such common stock has been registered. Upon such redemption, each share of Non-Voting Preferred Tracking Stock will receive such number of common shares of the subsidiary equal to the Allocation Percentage of the number of shares of such subsidiary’s common stock divided by one (1) minus the Allocation Percentage of the number of then issued and outstanding shares of Non-Voting Preferred Tracking Stock.

For a further description of the Non-Voting Preferred Tracking Stock, please see the COD.